Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 66,023	$ 47,369	$ 544,327	$ 196,326	$ 162,857
Cost of revenue	55,150		314,395
Gross profit	10,873	47,369	229,932
Operating expenses
General and administrative	179,526	107,345	850,811	640,009	869,380
Sales and marketing	85	30,000	60,435	120,000
Stock based-compensation -management				37,500	240,000
Professional fees	14,782	7,210	2,353,858	435,717	59,370
Total operating expenses	194,393	144,555	3,265,104	1,233,226	1,387,534
Loss from operations	(183,520)	(97,186)	(3,035,172)	(1,036,900)	(1,224,677)
Other expense
Interest expense	(111,450)	(38,845)	(313,360)	(65,821)	(30,820)
Change in fair value of derivative liabilities	(231,849)	5,634	32,340	(4,241)
Total other expense	(343,299)	(33,211)	(281,020)	(70,062)	(30,820)
Loss before income taxes	(526,819)	(130,397)	(3,316,192)	(1,106,962)	(1,255,497)
Provision for income taxes
Net loss	$ (526,819)	$ (130,397)	$ (3,316,192)	$ (1,106,962)	$ (1,255,497)
Loss per share - basic	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.01)	$ (0.01)
Loss per share - diluted	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - basic	94,619,434	88,579,434	93,107,105	88,548,658	87,766,041
Weighted average number of common shares outstanding - diluted	94,619,434	88,579,434	93,107,105	88,548,658	87,766,041
Revision of Prior Period, Adjustment [Member]
Revenue				$ 196,326
Cost of revenue
Gross profit				196,326
Operating expenses
General and administrative				640,009
Sales and marketing				120,000
Stock based-compensation -management				37,500
Professional fees				86,217
Total operating expenses				883,726
Loss from operations				(687,400)
Other expense
Interest expense				(65,821)
Change in fair value of derivative liabilities				(4,241)
Total other expense				(70,062)
Loss before income taxes				(757,462)
Provision for income taxes
Net loss				$ (757,462)
Loss per share - basic				$ (0.01)
Loss per share - diluted				$ (0.01)
Weighted average number of common shares outstanding - basic				88,575,069
Weighted average number of common shares outstanding - diluted				88,575,069